Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent and 35 Percent to Company's Applicable Income Tax Expense (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Corporate tax	21.00%	35.00%	35.00%
Net income tax benefit		$ (910)